Debt	3 Months Ended
Jun. 30, 2011
Debt
Debt Disclosure [Text Block]

Note 6 – Debt obligations

On March 25, 2010, the Company issued an aggregate of $6,040 in debt securities to an officer and director of the Company.  The note is unsecured, bears no interest and is due on demand.  The Company repaid $769 during the six months ended June 30, 2011.  As of June 30, 2011, the balance owed is $5,271.

During the quarter ended December 31, 2010, the Company issued an aggregate of $15,475 in notes payable for expenses paid by a director on behalf of the Company.  During the six months ended June 30, 2011, the Company issued an aggregate of $64,259 in notes payable for expenses paid by a director on behalf of the Company.  The note is unsecured, bears no interest and is due on demand.  As of June 30, 2011, the balance owed is $79,734.